Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Volatility (%)	61.40%
Risk-free interest rate (%)
Dividend yield (%)
Expected life (years)	6 years 3 months
Exercise price ($) (in Dollars per share)
Minimum [Member]
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Risk-free interest rate (%)	3.70%
Exercise price ($) (in Dollars per share)	$ 1.74
Share price ($) (in Dollars per share)	$ 1.74
Maximum [Member]
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Risk-free interest rate (%)	4.30%
Exercise price ($) (in Dollars per share)	$ 4
Share price ($) (in Dollars per share)	$ 3.73